Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 3,266,830	$ 3,501,384
Amount recognized in other comprehensive income [Abstract]
Ending balance	3,991,912	3,266,830
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,520,707	1,250,989
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus	22,974	0
Additions and disposals, net	(3,233)	(2,782)
Transfer from available-for-sale assets	0	272,500
Ending balance	1,540,448	1,520,707
Effects from unrealized gains from fair value measurements	$ 0	$ 0